SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Jul. 13, 2017 ₪ / shares shares	Aug. 31, 2018 $ / shares shares	Mar. 31, 2018 $ / shares shares	Feb. 28, 2018 USD ($) shares	Jan. 19, 2018 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 ₪ / shares shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares shares	Oct. 02, 2017 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized						50,000,000					50,000,000	50,000,000
Ordinary shares, par value per share | ₪ / shares										₪ 0.1	₪ 0.1	₪ 0.1
Share Split					1-for-1.8
Bonus share issued for each outstanding share					0.8
Fair value of options granted | $						$ 878	$ 9,841	$ 986
Per share price | $ / shares						$ 12
Additional ordinary shares purchased						937,500
Procceds from Initial public offering, net of issuance costs | $						$ 78,775
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants				46,000
Fair value of options granted | $				$ 495
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of awards						10 years
Shares available for future grant						139,935
Option grants			20,138
Exercise price | $ / shares			$ 11.21
Option vesting period						4 years
Percentage of option vesting						25.00%
Unrecognized compensation cost | $						$ 2,927
Compensation costs weighted average period to be recognized						3 years 7 months 6 days
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares	₪ 0.1								₪ 0.1
Odinary share issued under share incentive plan	720,975								629,025
CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants			105,471
Exercise price | $ / shares			$ 11.21
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants		10,069
Exercise price | $ / shares		$ 6.78
Consultant Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants			76,895
Exercise price | $ / shares			$ 11.21
Non Employees Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period						4 years
Percentage of option vesting						25.00%
Fair value of options granted | $						$ 648	$ 2,725
Unrecognized compensation cost | $						358
Compensation costs weighted average period to be recognized							3 years 2 months 12 days
Intrinsic value outstanding option | $						2,168
Intrinsic value exercisable option | $						$ 1,877
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued						6,250,000
Per share price | $ / shares						$ 12
Procceds from Initial public offering, net of issuance costs | $						$ 78,800
Amount of offering expense | $						$ 7,450